Cover	May 16, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2023
Entity File Number	001-36366
Entity Registrant Name	FG FINANCIAL GROUP, INC.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 S. Walnut Street
Entity Address, Address Line Two	Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	(847)
Local Phone Number	773-1665
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FGF
Security Exchange Name	NASDAQ
8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGFPP
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	360 Central Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701